Document and Entity Information	Aug. 01, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 01, 2023
Entity Registrant Name	MATIV HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13948
Entity Tax Identification Number	62-1612879
Entity Address, Address Line One	100 Kimball Place
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30009
Country Region	1
City Area Code	800
Local Phone Number	514-0186
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	MATV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001000623
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	100 North Point Center East
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30022